Subsequent Events (Details) - Customer [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jul. 31, 2026 USD ($)
Subsequent Events [Line Items]
Insurance company settled claim	$ 1,476
Settlement amount	$ 250